Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements reflect the operations of Valeritas, Inc. and its subsidiary, Valeritas Security Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP generally requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the period. Actual results could differ from those estimates.

Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements were prepared using generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, these unaudited condensed consolidated financial statements do not include all information or notes required by generally accepted accounting principles for annual financial statements and should be read in conjunction in Valeritas Holdings, Inc.’s 2015 annual consolidated financial statements included within Form S-1 dated July 22, 2016.

The preparation of the unaudited condensed consolidated financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of expenses during the reported period. Ultimate results could differ from the estimates of management.

In the opinion of management, the unaudited condensed consolidated financial statements included herein contain all adjustments necessary to present fairly the Company’s financial position and the results of its operations and cash flows for the interim periods presented. Such adjustments are of a normal recurring nature. The results of operations for the three and six months ended June 30, 2016 may not be indicative of results for the full year.

Basis of presentation

The Company, as the accounting acquirer, recorded the 2016 Merger as the issuance of stock for the common stock of the Parent. This accounting was identical to a recapitalization. Amounts for the Company’s historical (pre-merger) common stock, preferred stock, warrants on stock and options on common stock including share and per share amounts have been retroactively adjusted using their respective exchange ratios in these financial statements, unless otherwise disclosed. All outstanding Series AB Preferred Stock, Series AA Preferred Stock, Series D Preferred Stock and Common Stock were retired and cancelled prior to the 2016 Merger. The Company has reclassified certain prior-period amounts to conform to the current-period presentation.

Deferred offering costs

Deferred offering costs

Deferred offering costs, which primarily consisted of direct incremental legal and accounting fees relating to the Initial Public Offering (IPO), were capitalized at December 31, 2014. In 2015 the offering was terminated and the previously capitalized deferred offering costs of $1,965 were expensed.

Segment and Geographic Information

Segment and Geographic Information

Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (CODM) or decision-making group in making decisions regarding resource allocation and assessing performance. The Company generates its revenue and has employees only in the United States and views its operations as one operating segment as the CODM reviews financial information on a consolidated basis in making decisions regarding resource allocations and assessing performance. The Company owns assets in Asia that are utilized by its contract manufacturer (CMO) in the manufacture of the Company’s products.

Geographic information for property and equipment, net of accumulated depreciation at December 31, 2014 and 2015 is as follows:

	December 31,
	2014	2015
North America	$2,802	$2,067
Asia	9,982	10,024

Total property and equipment, net	$12,784	$12,091

Cash and cash equivalents

Cash and cash equivalents

The Company considers investments and interest-bearing deposits with original maturities of three months or less to be cash equivalents. At December 31, 2014 and 2015, there was $1,092 and $2,309, respectively, on deposit at banks in excess of Federal Deposit Insurance Corporation (FDIC) insured limits and $19,075 and $2, respectively, in a U.S. Treasury money market fund and U.S. government Agency notes that are not federally insured. No losses have been experienced on such bank deposits, money market fund or notes. The Company does not believe that it is subject to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Restricted Cash

The Company held restricted cash of $554 and $209 as at December 31, 2014 and 2015, respectively as part of its lease and debt agreements. The amounts are included within Cash and cash equivalents balance.

Revenue recognition

Revenue recognition

The Company’s revenue is generated from V-Go sales in the United States to third-party wholesalers and medical supply distributors that, in turn, sell this product to retail pharmacies or directly to patients with diabetes.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and title passed, the price is fixed or determinable, and collectability is reasonably assured. These criteria are applied as follows:

•	The evidence of an arrangement generally consists of contractual arrangements with third-party wholesalers and medical supply distributor customers.

•	Transfer of title and risk and rewards of ownership are passed upon shipment of product to distributors or upon delivery to patients.

•	The selling prices are fixed and agreed upon based on the contracts with distributors, the customer and contracted insurance payers, if applicable. For sales to customers associated with insurance providers with whom the Company does not have a contract, the Company recognizes revenue upon collection of cash, at which time the price is determinable. Provisions for discounts and rebates to customers are established as a reduction to revenue in the same period the related sales are recorded.

•	The Company considers the overall creditworthiness and payment history of the distributor, customer and the contracted payer in concluding whether collectability is reasonably assured.

The Company has entered into agreements with wholesalers, distributors and third-party payers throughout the United States. These agreements may include provisions allowing for product discounts and rebates payable by us to third party payers upon dispensing V-Go to patients. Additionally, these agreements customarily provide such wholesalers and distributors with rights to return purchased products within a specific timeframe, as well as prior to such timeframe if the product is damaged in the normal course of business. Subject to certain restrictions, the Company’s wholesaler and distributor customers can return purchased product during a period that begins six months prior to V-Go’s expiration date and ends one year after the expiration date. The V-Go expiration date is determined by adding 36 months to the date of manufacture. Additionally, returns are no longer honored after delivery to the patient.

The Company is currently unable to reasonably estimate future returns due to lack of sufficient historical return data for V-Go. Accordingly, it invoices customers, records deferred revenue at gross invoice sales price less estimated cash discounts and distribution fees, and records a related deferred cost of goods sold. The Company defers recognition of revenue and the related cost of goods sold on shipments of V-Go until the product has been distributed to patients based on an analysis of third-party information. When the Company believes there is sufficient historical data to develop reasonable estimates of expected returns based upon historical returns, it plans to recognize product sales upon shipment to customers.

Major Customers and Concentration of Credit Risk

Major Customers and Concentration of Credit Risk

As discussed above, the Company ships product to third-party wholesalers and medical supply distributors that, in turn, sell this product to retail pharmacies or directly to patients with diabetes. Upon shipment, the Company records deferred revenue and a related receivable.

Estimated revenue from significant customers as a percentage of the Company’s consolidated gross revenue was as follows:

	Year Ended December 31,
	2014	2015
Customer 1	35.7%	37.8%
Customer 2	26.8%	26.7%
Customer 3	25.9%	25.5%

The Company’s three largest customers accounted for receivables in excess of ten percent of gross accounts receivable at December 31, 2014 and 2015:

	December 31,
	2014	2015
Customer 1	32.1%	35.5%
Customer 2	30.1%	31.2%
Customer 3	25.0%	21.5%

The Company believes that these customers are of high credit quality and that the Company is not subject to unusual risk with respect to such customers, and generally does not require collateral. The Company does not maintain an allowance for doubtful accounts based on its assessment of the collectability of accounts receivable as all receivables due are current and the Company has not had any instances of being unable to collect the accounts receivable.

Inventories

Inventories

Inventories consists of raw materials, work in process and finished goods, which are valued at the lower of cost or market. Cost is determined on a first in, first out, or FIFO, basis and includes material costs, labor and applicable overhead. The Company reviews its inventory for excess or obsolescence and writes down inventory that has no alternative uses to its net realizable value.

Property and equipment

Property and equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the asset. Maintenance and repairs are expensed when incurred.

Construction-in-Progress

Assets under construction at manufacturing facilities are capitalized as construction-in-progress. The cost of construction-in-progress comprises its purchase price and any costs directly attributable to bringing it into working condition for its intended use. Construction-in-progress amounts incurred at manufacturing facilities are presented as a separate asset within PP&E. Construction-in-progress is not depreciated. Once the asset is complete and available for use, depreciation is commenced.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived tangible assets with finite lives are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived tangible assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount exceeds the undiscounted cash flows, the impairment to be recognized is measured by determining the amount by which the carrying amount exceeds the fair value of the asset. Fair value may be determined using appraisals, management estimates and discounted cash flow calculations.

Warrants

Warrants

The Private Company has issued warrants in connection with financing arrangements. Warrants that do not qualify to be recorded as permanent equity are recorded as liabilities at their fair value using the Black- Scholes option pricing model. Warrants that do qualify to be recorded as permanent equity are recorded based on the relative fair value of the instrument using the Black-Scholes option-pricing model. The relative fair value of the warrants is recorded in additional paid-in capital and as a debt discount. The debt discount is amortized over the life of the loan. All outstanding warrants were cancelled immediately prior to the 2016 Merger.

Income taxes

Income taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which these temporary differences are expected to be recovered or settled. A valuation allowance is established to reduce net deferred tax assets to the amount expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in results of operations in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being recognized. Changes in recognition and measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are included in income tax expense.

Research and development expenses

Research and development expenses

Research and development expenses are expensed as incurred and are primarily comprised of the following types of costs incurred in performing research and development activities:

•	contract services;

•	testing samples and supplies;

•	salaries and benefits; and

•	overhead and occupancy costs.

Advertising

Advertising

Advertising costs, which include promotional expenses, are included in selling, general and administrative expenses in the consolidated statements of operations and are expensed as incurred. Advertising expenses were $11.6 million and $12.2 million for the years ended December 31, 2014 and 2015, respectively.

Share-based compensation

Share-based compensation

The Company measures the cost of awards of equity instruments based on the grant date fair value of the awards. That cost is recognized on a straight-line basis over the period during which the employee is required to provide service in exchange for the entire award.

The fair value of stock options on the date of grant is calculated using the Black-Scholes option pricing model, based on key assumptions such as the fair value of common stock, expected volatility and expected term. The Company’s estimates of these important assumptions are primarily based on third-party valuations, historical data, peer company data and the judgment of management regarding future trends and other factors.

Fair Value Measurements

Fair Value Measurements

The Company’s financial instruments consist primarily of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, debt instruments, derivative liabilities, and a warrant liability. The carrying amounts of these financial instruments excluding long-term debt, the current portion of long-term debt in short-term borrowings approximate fair value due to their short-term nature. The fair values of the rest are approximate fair value and are principally measured using quoted market prices or pricing models using current market rates for these securities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value accounting guidance establishes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

•	Level 3—Inputs are unobservable and reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available.

It is our policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements. When available, we use quoted market prices to measure fair value. If market prices are not available, the fair value measurement is based on models that use primarily market based parameters including interest rate yield curves, option volatilities and currency rates. In certain cases where market rate assumptions are not available, we are required to make judgments about assumptions market participants would use to estimate the fair value of a financial instrument. Changes in the underlying assumptions used, including discount rates and estimates of future cash flows could significantly affect the results of current or future values. The results may not be realized in an actual sale or immediate settlement of an asset or liability.

Please refer to Note 12 Fair Value Measurements for further discussion of the fair value of financial instruments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In April, 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers: Identifying performance obligations and licensing, effective January 1, 2018, to reduce the cost and complexity of applying the guidance on identifying promised goods or services around identifying performance obligations and implementation guidance on determining whether an entity’s promise to grant a license provides a customer with either a right to use the entity’s intellectual property (which is satisfied at a point in time) or a right to access the entity’s intellectual property (which is satisfied over time). The Company has not yet selected a transition method nor have they determined the effect of the standard on their ongoing financial reporting.

Recently Issued Accounting Standards

On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delayed the effective date of the new standard from January 1, 2017 to January 1, 2018. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. This ASU permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on our consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor have we determined the effect of the standard on our ongoing financial reporting.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40)—Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, or ASU 2014-15. ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is a substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Specifically, ASU 2014-15 defines the term substantial doubt, requires an evaluation of every reporting period including interim periods, provides principles for considering the mitigating effect of management’s plan, requires certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, requires an express statement and other disclosures when substantial doubt is not alleviated, and requires an assessment for a period of one year after the date that the financial statements are issued or available to be issued. The amendments in ASU 2014-15 are effective for annual periods beginning after December 15, 2016 and interim periods within those reporting periods. Earlier adoption is permitted. The Company is currently evaluating the impact this guidance may have on our consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. The new standard applies only to inventory for which cost is determined by methods other than last-in, first-out and the retail inventory method, which includes inventory that is measured using first-in, first-out or average cost. Inventory within the scope of this standard is required to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. The adoption of this standard is not expected to have a material effect on the consolidated financial position and results of operations and statements of cash flows.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in ASU 2016-01, among other things, requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; Requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables); Eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities. The amendments in this ASU are effective for non-public companies for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning December 15, 2019. Early adoption of the amendments in the ASU is permitted as early as the fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this standard is not expected to have a material effect on the consolidated financial position and results of operations and statements of cash flows.

Recently Issued Accounting Standards (continued)

In February 2016, the FASB issued new guidance related to how an entity should recognize lease assets and lease liabilities. The guidance specifies that an entity who is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The guidance is effective for us beginning in the first quarter of 2019. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is evaluating the impact of adopting this guidance on our consolidated financial condition, results of operations and cash flows.

In March 2016, the FASB issued new guidance which involves several aspects of the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under the new standard, income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Excess tax benefits should be classified along with other income tax cash flows as an operating activity. In regards to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. This ASU is effective for fiscal years beginning after December 15, 2016 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the guidance to determine the Company’s adoption method and the effect it will have on the Company’s Consolidated Financial Statements.

Significant Accounting Policies

Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in Valeritas Holdings, Inc.’s 2015 annual consolidated financial statements included within Form S-1 dated on July 22, 2016.